Schedule of investments
Optimum Small-Mid Cap Growth Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.59%♦
Communication Services — 0.27%
Lions Gate Entertainment Class B †	183,430	$ 1,869,152
		1,869,152
Consumer Discretionary — 10.42%
Academy Sports & Outdoors	51,856	3,422,496
Boot Barn Holdings †	26,863	2,062,004
Bowlero Class A †	88,691	1,255,865
Burlington Stores †	12,230	2,378,490
Cava Group †	39,943	1,716,750
Coursera †	189,990	3,680,106
Deckers Outdoor †	6,342	4,239,183
Domino's Pizza	19,839	8,178,231
DraftKings Class A †	176,652	6,226,983
Five Below †	16,119	3,435,926
Fox Factory Holding †	22,589	1,524,306
International Game Technology	205,066	5,620,859
Meritage Homes	41,744	7,271,805
Monro	30,054	881,784
Ollie's Bargain Outlet Holdings †	37,278	2,829,027
On Holding Class A †	137,484	3,707,943
Papa John's International	37,907	2,889,651
Shake Shack Class A †	48,082	3,563,838
Skyline Champion †	42,499	3,155,976
Topgolf Callaway Brands †	129,543	1,857,647
Wingstop	8,262	2,119,864
		72,018,734
Consumer Staples — 4.99%
BellRing Brands †	41,728	2,312,983
Coty Class A †	294,403	3,656,485
elf Beauty †	54,155	7,816,733
Freshpet †	60,715	5,267,634
Lamb Weston Holdings	36,259	3,919,235
Performance Food Group †	62,502	4,322,013
Simply Good Foods †	81,687	3,234,805
SunOpta †	263,243	1,439,939
TreeHouse Foods †	60,923	2,525,259
		34,495,086
Energy — 2.68%
Callon Petroleum †	54,211	1,756,436
ChampionX	108,630	3,173,082
Chesapeake Energy	42,939	3,303,727
Matador Resources	94,925	5,397,436
TechnipFMC	242,155	4,877,002
		18,507,683
Financials — 10.88%
Bancorp †	80,777	3,114,761
Blue Owl Capital	245,493	3,657,846
BRP Group Class A †	166,071	3,989,025
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Essent Group	64,287	$ 3,390,496
Evercore Class A	20,949	3,583,327
Flywire †	130,592	3,023,205
MarketAxess Holdings	8,638	2,529,638
OneMain Holdings	71,196	3,502,843
Palomar Holdings †	45,717	2,537,294
PennyMac Financial Services	94,441	8,345,751
Pinnacle Financial Partners	77,640	6,771,761
Ryan Specialty Holdings †	88,059	3,788,298
Shift4 Payments Class A †	26,563	1,974,693
Skyward Specialty Insurance Group †	114,257	3,871,027
Stifel Financial	63,461	4,388,328
Triumph Financial †	50,405	4,041,473
Virtu Financial Class A	85,907	1,740,476
W R Berkley	112,700	7,970,144
WEX †	15,339	2,984,203
		75,204,589
Healthcare — 18.55%
Adaptive Biotechnologies †	123,298	604,160
ADMA Biologics †	274,236	1,239,547
Alphatec Holdings †	114,682	1,732,845
Amicus Therapeutics †	196,288	2,785,327
Avantor †	205,052	4,681,337
Axonics †	80,527	5,011,195
Axsome Therapeutics †	27,524	2,190,635
Azenta †	31,330	2,040,836
BioLife Solutions †	96,233	1,563,786
Blueprint Medicines †	29,812	2,749,859
Charles River Laboratories International †	26,982	6,378,545
CONMED	33,563	3,675,484
Cytokinetics †	41,984	3,505,244
Dynavax Technologies †	172,840	2,416,303
Encompass Health	85,619	5,712,500
Evolent Health Class A †	95,389	3,150,699
Glaukos †	58,791	4,673,297
Haemonetics †	38,025	3,251,518
HealthEquity †	44,382	2,942,527
ICON †	18,826	5,329,076
Immunovant †	40,626	1,711,573
Inari Medical †	103,681	6,730,970
Insmed †	93,666	2,902,709
Ionis Pharmaceuticals †	35,025	1,771,915
iRhythm Technologies †	22,641	2,423,493
Myriad Genetics †	98,730	1,889,692
Natera †	136,979	8,580,364
Neurocrine Biosciences †	52,871	6,966,283
Omnicell †	44,528	1,675,589
NQ- OPTSG [1223] 0224 (3376060)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Option Care Health †	193,613	$ 6,522,822
Phreesia †	99,860	2,311,759
Privia Health Group †	76,074	1,751,984
Repligen †	21,771	3,914,426
Sarepta Therapeutics †	12,583	1,213,379
SI-BONE †	126,301	2,651,058
SpringWorks Therapeutics †	45,830	1,672,795
Syndax Pharmaceuticals †	64,090	1,384,985
TransMedics Group †	19,258	1,520,034
Ultragenyx Pharmaceutical †	38,970	1,863,545
US Physical Therapy	33,831	3,151,019
		128,245,114
Industrials — 20.55%
Advanced Drainage Systems	24,798	3,487,591
Applied Industrial Technologies	28,934	4,996,612
ASGN †	50,404	4,847,353
Atkore †	18,385	2,941,600
Axon Enterprise †	11,847	3,060,436
AZEK †	70,661	2,702,783
Boise Cascade	23,837	3,083,554
Builders FirstSource †	10,127	1,690,601
BWX Technologies	41,529	3,186,520
Chart Industries †	22,836	3,113,232
Core & Main Class A †	78,637	3,177,721
Dycom Industries †	29,336	3,376,280
EMCOR Group	19,464	4,193,130
Flowserve	47,819	1,971,099
Fluence Energy †	138,491	3,303,010
FTAI Aviation	52,022	2,413,821
FTI Consulting †	23,182	4,616,695
Generac Holdings †	14,517	1,876,177
GXO Logistics †	177,533	10,857,918
Howmet Aerospace	182,166	9,858,824
ICF International	32,120	4,306,971
KBR	80,116	4,439,228
Knight-Swift Transportation Holdings	49,909	2,877,254
Kratos Defense & Security Solutions †	423,604	8,594,925
Leidos Holdings	20,797	2,251,067
Masonite International †	33,984	2,877,085
Montrose Environmental Group †	73,458	2,360,206
MYR Group †	21,023	3,040,557
OPENLANE †	109,243	1,617,889
RB Global	21,317	1,425,894
Schneider National Class B	77,563	1,973,978
SPX Technologies †	43,778	4,422,016
SS&C Technologies Holdings	87,144	5,325,370
Stanley Black & Decker	49,480	4,853,988
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Verra Mobility †	190,975	$ 4,398,154
Wabash National	107,639	2,757,711
XPO †	33,986	2,976,834
Zurn Elkay Water Solutions	93,578	2,752,129
		142,006,213
Information Technology — 25.56%
Advanced Energy Industries	23,323	2,540,341
Bentley Systems Class B	76,852	4,010,137
BILL Holdings †	21,931	1,789,350
Box Class A †	161,453	4,134,811
Braze Class A †	79,666	4,232,655
Ciena †	81,449	3,666,020
Clearwater Analytics Holdings Class A †	276,839	5,545,085
Coherent †	145,726	6,343,453
Confluent Class A †	100,673	2,355,748
CyberArk Software †	18,180	3,982,329
DoubleVerify Holdings †	162,471	5,975,683
Dynatrace †	94,629	5,175,260
Elastic †	16,369	1,844,786
Endava ADR †	49,591	3,860,659
Entegris	39,247	4,702,576
FormFactor †	46,738	1,949,442
Freshworks Class A †	347,585	8,164,772
Globant †	22,045	5,246,269
HashiCorp Class A †	84,217	1,990,890
Itron †	35,748	2,699,331
Jamf Holding †	165,303	2,985,372
JFrog †	118,918	4,115,752
LiveRamp Holdings †	94,337	3,573,486
Lumentum Holdings †	43,981	2,305,484
MACOM Technology Solutions Holdings †	92,594	8,606,612
Manhattan Associates †	32,629	7,025,676
Nutanix Class A †	75,366	3,594,205
Onto Innovation †	49,671	7,594,696
PagerDuty †	114,371	2,647,689
PAR Technology †	55,097	2,398,923
PTC †	33,700	5,896,152
Pure Storage Class A †	63,617	2,268,582
Rambus †	148,216	10,115,742
Rogers †	16,007	2,114,045
Samsara Class A †	64,624	2,157,149
SiTime †	20,402	2,490,676
Sprinklr Class A †	147,506	1,775,972
Sprout Social Class A †	43,163	2,651,935
Synaptics †	20,992	2,394,767
Teradyne	24,509	2,659,717
Twilio Class A †	25,818	1,958,812

2    NQ- OPTSG [1223] 0224 (3376060)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Varonis Systems †	74,505	$ 3,373,586
Vertex Class A †	135,192	3,642,073
Western Digital †	121,783	6,377,776
Zuora Class A †	186,783	1,755,760
		176,690,236
Materials — 3.43%
Carpenter Technology	81,936	5,801,069
Element Solutions	222,733	5,154,042
Martin Marietta Materials	14,586	7,277,101
Orion	103,232	2,862,623
Steel Dynamics	21,934	2,590,406
		23,685,241
Real Estate — 1.26%
DigitalBridge Group	131,148	2,300,336
Jones Lang LaSalle †	18,196	3,436,678
Ryman Hospitality Properties	27,100	2,982,626
		8,719,640
Total Common Stocks (cost $611,515,463)		681,441,688

Convertible Preferred Stock — 0.02%
Honest Series D =, †, π	15,249	106,372
Total Convertible Preferred Stock (cost $697,718)		106,372

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 1.75%
Money Market Mutual Funds — 1.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	3,025,901	3,025,901
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	3,025,901	3,025,901
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	3,025,902	$ 3,025,902
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	3,025,901	3,025,901
Total Short-Term Investments (cost $12,103,605)		12,103,605

Total Value of Securities—100.36% (cost $624,316,786)		693,651,665
Liabilities Net of Receivables and Other Assets—(0.36%)		(2,495,555)
Net Assets Applicable to 55,705,768 Shares Outstanding—100.00%		$691,156,110
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2023, the aggregate value of restricted securities was $106,372 which represented percentage of 0.02% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$106,372
Summary of abbreviations:
ADR – American Depositary Receipt

NQ- OPTSG [1223] 0224 (3376060)    3